SCHEDULE OF OPTION ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Equity [Abstract]
Number of Shares, Balance	1,112,923	1,124,076	1,085,769
Weighted Average Exercise Price per Share, Balance	$ 10.84	$ 10.79	$ 8.18
Weighted Average Remaining Contractual Life (in years)	6 years 1 month 20 days	6 years 7 months 20 days	7 years 7 months 20 days	7 years 6 months 21 days
Aggregate intrinsic value, Balance	$ 16,889,060	$ 19,873,680	$ 1,395,000
Number of Shares, Exercised
Weighted Average Exercise Price per Share, Exercised
Number of Shares, Granted			205,767
Weighted Average Exercise Price per Share, Granted			$ 26.00
Weighted Average Remaining Contractual Life, Granted			9 years 10 months 28 days
Number of Shares, Expired
Weighted Average Exercise Price per Share, Expired
Number of Shares, Forfeited		(11,153)	(167,460)
Weighted Average Exercise Price per Share, Forfeited		$ (6.05)	$ (13.00)
Weighted Average Remaining Contractual Life, Forfeited		7 years 9 months 10 days	8 years 10 months 24 days
Aggregate Intrinsic Value, Forfeited			$ (2,247,140)
Number of Shares, Balance	1,112,923	1,112,923	1,124,076	1,085,769
Weighted Average Exercise Price per Share, Balance	$ 10.84	$ 10.84	$ 10.79	$ 8.18
Aggregate intrinsic value, Balance	$ 6,895,368	$ 16,889,060	$ 19,873,680	$ 1,395,000